Note 13 - Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three	Six
	Months Ended	Months Ended
	June 30,	June 30,
	2021	2021
Net income as reported	$5,743	$10,487
Participating basic earnings (a)	(407)	(743)
Basic earnings attributable to common stockholders	5,336	9,744
Reallocation of participating earnings	-	1
Diluted net income attributable to common stockholders	$5,336	$9,745

Basic weighted average shares outstanding	92,676	92,634
Dilutive warrants and unvested stock options	-	196
Diluted weighted average shares outstanding	92,676	92,830

Successor
August 22, through December 31, 2020
Net income (loss) attributable to common stockholders	$(16,429)
Participating share-based earnings (a)	-
Basic and diluted net income (loss) attributable to common stockholders	$(16,429)

Basic weighted average shares outstanding	91,629
Dilution attributable to stock-based compensation awards	-
Diluted weighted average shares outstanding	91,629